Equity share capital - Summary of Cash Flow Hedging Reserve (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ (1)
Reclassified from OCI to profit or loss - included in financial expenses	(8)
Deferred tax	(1)	$ 0	$ 0
Reserve Of Cash flow Hedges Ending Balance	(4)
Cash flow hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	0
Costs of hedging deferred and recognised in OCI	(1)
Change in fair value of currency swaps recognised in OCI	4
Reclassified from OCI to profit or loss - included in financial expenses	(8)
Deferred tax	1
Reserve Of Cash flow Hedges Ending Balance	(4)	0
Cash flow hedging reserve [member] | Value of currency swaps [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	0
Costs of hedging deferred and recognised in OCI	0
Change in fair value of currency swaps recognised in OCI	4
Reclassified from OCI to profit or loss - included in financial expenses	(8)
Deferred tax	1
Reserve Of Cash flow Hedges Ending Balance	(3)	0
Cash flow hedging reserve [member] | Costs of hedging [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	0
Costs of hedging deferred and recognised in OCI	(1)
Change in fair value of currency swaps recognised in OCI	0
Reclassified from OCI to profit or loss - included in financial expenses	0
Deferred tax	0
Reserve Of Cash flow Hedges Ending Balance	$ (1)	$ 0